Filed Pursuant to Rule 497(e)
1933 Act File No. 033-12213
 1940 Act File No. 811-05037

PROFESSIONALLY MANAGED PORTFOLIOS

On behalf of Professionally Managed Portfolios (the "Trust") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplemented form of Prospectus for the Muzinich Credit Opportunities Fund, the Muzinich U.S. High Yield Corporate Bond Fund, the Muzinich Low Duration Fund and the Muzinich High Income Floating Rate Fund, which was filed pursuant to Rule 497(e) on June 29, 2018.  The purpose of this filing is to submit the 497(e) filing dated June 29, 2018 in XBRL for the Muzinich Credit Opportunities Fund, the Muzinich U.S. High Yield Corporate Bond Fund, the Muzinich Low Duration Fund and the Muzinich High Income Floating Rate Fund.

The XBRL exhibits attached hereto consist of the following:

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE